FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSES), NET	FINANCIAL INCOME (EXPENSES), NET
The components of financial income (expenses), net are as follows:

	Year ended December 31,
	2025	2024	2023
Interest income	$1,523	$2,874	$4,488
Foreign currency translation income (loss), net	(608)	80	(549)
Interest expenses	(959)	(924)	(80)
Income (loss) from derivatives remeasurement	11,751	(9,143)	240
Other expenses	(1,049)	(699)	(171)
Financial income, net	$10,658	$(7,812)	$3,928